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                      U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



 1 Name and address of issuer:        Minerva Fund, Inc.
                                      237 Park Avenue
                                      New York, NY     10017

 2 Name of each series or class of funds for which this notice is filed:

                       Equity Portfolio
                       Fixed Income Portfolio

 3 Investment Company Act File Number:       811-7828

   Securities Act File Number;               33-65568

 4 Last date of fiscal year for which this notice is filed:

   Equity Portfolio -- For the period October 1, 1995 through September 30, 1996

   Fixed Income Portfolio -- For the period October 1,
                              1995 through September 25, 1996 (date the
                              Fixed Income Portfolio ceased operations)


 5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
               ----------

 6 Date of termination of issuer's declaration under rule
   24f-2(a)(1), if applicable:                                   Not applicable

 7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begining of the fiscal year:

                                                    Shares         Amount
                                                    ------         ------
                                                            0             $0

 8 Number and amount of securities registered during the fiscal year
   other than pursuant to Rule 24f-2:                         None


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Minerva Fund, Inc.
24f-2 Notice
Page 2

 9 Number and aggregate sale price of securities sold during the fiscal year:

                                                    Shares         Amount
                                                    ------         ------

   Equity Portfolio                                 3,586,262    $47,466,189
   Fixed Income Portfolio                              83,548        821,802
                                                    ---------     ----------
                                                    3,669,810     48,287,991
                                                    =========     ==========

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

   Minerva Fund, Inc.                               3,752,329     49,277,950

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

   Equity Portfolio                                    67,537        846,684
   Fixed Income Portfolio                              14,982        143,275
                                                    ---------     ----------
                                                       82,519        989,959
                                                    =========     ==========

12 Calculation of registration fee:

   (i)Aggregate sale price of securities sold during the fiscal
   year in reliance on rule 24f-2(from Item 10):                     49,277,950

   (ii) Aggregate price of shares issued in connection with dividend
   reinvestment plans (from item 11, if applicable):                    989,959

   (iii) Aggregate price of shares redeemed or repurchased during the
   fiscal year (if applicable):                                      (4,329,043)

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
   24e-2 (if applicable):                                                    --

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii),
   less line (iii), plus line (iv):                                  45,938,866



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Minerva Fund, Inc.
24f-2 Notice
Page 3


   (vi) Multiplier prescribed by Section 6(b) of the Securities Act
   of 1933 or other applicable law or regulation:                   1/33rd of 1%

   (vii) Fee due line (i) or line (v) multipled by line (vi):        $13,620.87


   Check box if fees are being remitted to the Commission's
   lockbox despoitory as described in section 3a of the
   Commission's Rule of Informal and other Proceduries
   (17 CRF 202.3a):                                            -----------------

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                     November 21, 1996


--------------------------------------------------------------------------------
                                   SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


   By (Signatures and Tile)              /s/ DONALD E. BROSTROM
                                         --------------------------------------
                                         Donald E. Brostrom, Assistant Treasurer


   Date:               November 18, 1996
                       -----------------